Earnings per Share (Parentheticals) (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Common Stock, Dividend Rate, Percentage	4.00%	4.00%	4.00%